Capital And Reserves - Summary of Classes of Share Capital (Detail) - EUR (€) € in Thousands, shares in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Shares issued and fully paid
Shares issued and fully paid		€ 227,333
Issue of new shares		160,557	€ 250,909
Shares issued and fully paid as of December 31	€ 239,103	€ 239,103	€ 227,333
Ordinary Shares [Member]
Authorised
Number Of Share Authorised	880,000	880,000	880,000
Shares issued and fully paid
Shares issued and fully paid		€ 220,000	€ 16
Contribution of ordinary shares by Kinetik S.à r.l.		(12,500)	0
Treasury shares		9,377	0
Shares sold to RSP Scheme Members		3,123	0
Contribution from share premium		0	219,984
Shares issued and fully paid as of December 31	€ 220,000	€ 220,000	€ 220,000
Preferred A Shares [Member]
Authorised
Number Of Share Authorised	88,000	88,000	88,000
Shares issued and fully paid
Shares issued and fully paid		€ 7,333	€ 0
Issue of new shares		11,770	7,333
Shares issued and fully paid as of December 31	€ 19,103	19,103	€ 7,333
Arrival Group [Member]
Shares issued and fully paid
Issue of new shares	30
Shares issued and fully paid as of December 31	€ 30	€ 30
Arrival Group [Member] | Ordinary Shares [Member]
Authorised
Number Of Share Authorised	300	300
Shares issued and fully paid
Issue of new shares	€ 30
Shares issued and fully paid as of December 31	€ 30	€ 30